Capital, Reserves and Non-Controlling Interests (Details) - Schedule of share purchase warrants outstanding	6 Months Ended
Sep. 30, 2022 USD ($) $ / shares shares
Warrants Outstanding [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Warrants outstanding (in Shares) | shares	25,100,000
Warrants Outstanding [Member] | October 29, 2031 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Warrants outstanding (in Shares) | shares	3,500,000
Warrants Outstanding [Member] | October 29, 2031 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Warrants outstanding (in Shares) | shares	3,500,000
Warrants Outstanding [Member] | October 29, 2031 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Warrants outstanding (in Shares) | shares	7,000,000
Warrants Outstanding [Member] | October 27, 2026 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Warrants outstanding (in Shares) | shares	1,800,000
Warrants Outstanding [Member] | October 30, 2026 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Warrants outstanding (in Shares) | shares	2,000,000
Warrants Outstanding [Member] | May 10, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Warrants outstanding (in Shares) | shares	200,000
Warrants Outstanding [Member] | May 26, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Warrants outstanding (in Shares) | shares	500,000
Warrants Outstanding [Member] | July 22, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Warrants outstanding (in Shares) | shares	440,000
Warrants Outstanding [Member] | July 25, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Warrants outstanding (in Shares) | shares	3,780,000
Warrants Outstanding [Member] | July 26, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Warrants outstanding (in Shares) | shares	400,000
Warrants Outstanding [Member] | July 27, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Warrants outstanding (in Shares) | shares	1,000,000
Warrants Outstanding [Member] | July 28, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Warrants outstanding (in Shares) | shares	980,000
Fair value at issue date [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Fair value at issue date	$ 21,806,986
Fair value at issue date [Member] | October 29, 2031 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Fair value at issue date	4,515,601
Fair value at issue date [Member] | October 29, 2031 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Fair value at issue date	4,229,191
Fair value at issue date [Member] | October 29, 2031 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Fair value at issue date	7,500,124
Fair value at issue date [Member] | October 27, 2026 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Fair value at issue date	1,353,304
Fair value at issue date [Member] | October 30, 2026 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Fair value at issue date	1,417,766
Fair value at issue date [Member] | May 10, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Fair value at issue date	84,000
Fair value at issue date [Member] | May 26, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Fair value at issue date	238,000
Fair value at issue date [Member] | July 22, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Fair value at issue date	163,000
Fair value at issue date [Member] | July 25, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Fair value at issue date	1,405,000
Fair value at issue date [Member] | July 26, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Fair value at issue date	146,000
Fair value at issue date [Member] | July 27, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Fair value at issue date	379,000
Fair value at issue date [Member] | July 28, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Fair value at issue date	376,000
Fair value charged for current period [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Fair value charged for current period	4,424,932
Fair value charged for current period [Member] | October 29, 2031 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Fair value charged for current period	1,640,351
Fair value charged for current period [Member] | October 29, 2031 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Fair value charged for current period	1,014,494
Fair value charged for current period [Member] | October 29, 2031 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Fair value charged for current period	1,278,573
Fair value charged for current period [Member] | October 27, 2026 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Fair value charged for current period
Fair value charged for current period [Member] | October 30, 2026 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Fair value charged for current period
Fair value charged for current period [Member] | May 10, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Fair value charged for current period	27,923
Fair value charged for current period [Member] | May 26, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Fair value charged for current period	71,212
Fair value charged for current period [Member] | July 22, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Fair value charged for current period	27,064
Fair value charged for current period [Member] | July 25, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Fair value charged for current period	225,035
Fair value charged for current period [Member] | July 26, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Fair value charged for current period	23,096
Fair value charged for current period [Member] | July 27, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Fair value charged for current period	59,201
Fair value charged for current period [Member] | July 28, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Fair value charged for current period	$ 57,983
Exercise price [Member] | October 29, 2031 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Exercise Price (in Dollars per share) | $ / shares	$ 1
Exercise price [Member] | October 29, 2031 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Exercise Price (in Dollars per share) | $ / shares	1.5
Exercise price [Member] | October 29, 2031 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Exercise Price (in Dollars per share) | $ / shares	2.5
Exercise price [Member] | October 27, 2026 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Exercise Price (in Dollars per share) | $ / shares	1.5
Exercise price [Member] | October 30, 2026 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Exercise Price (in Dollars per share) | $ / shares	1.5
Exercise price [Member] | May 10, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Exercise Price (in Dollars per share) | $ / shares	1.5
Exercise price [Member] | May 26, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Exercise Price (in Dollars per share) | $ / shares	1.5
Exercise price [Member] | July 22, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Exercise Price (in Dollars per share) | $ / shares	1
Exercise price [Member] | July 25, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Exercise Price (in Dollars per share) | $ / shares	1
Exercise price [Member] | July 26, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Exercise Price (in Dollars per share) | $ / shares	1
Exercise price [Member] | July 27, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Exercise Price (in Dollars per share) | $ / shares	1
Exercise price [Member] | July 28, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Exercise Price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life [Member] | October 29, 2031 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Weighted average remaining life	9
Weighted average remaining life [Member] | October 29, 2031 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Weighted average remaining life	9
Weighted average remaining life [Member] | October 29, 2031 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Weighted average remaining life	9
Weighted average remaining life [Member] | October 27, 2026 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Weighted average remaining life	4 years
Weighted average remaining life [Member] | October 30, 2026 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Weighted average remaining life	4 years
Weighted average remaining life [Member] | May 10, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Weighted average remaining life	5 years
Weighted average remaining life [Member] | May 26, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Weighted average remaining life	5 years
Weighted average remaining life [Member] | July 22, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Weighted average remaining life	5 years
Weighted average remaining life [Member] | July 25, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Weighted average remaining life	5 years
Weighted average remaining life [Member] | July 26, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Weighted average remaining life	5 years
Weighted average remaining life [Member] | July 27, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Weighted average remaining life	5 years
Weighted average remaining life [Member] | July 28, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Abstract]
Weighted average remaining life	5 years